Issued Share Capital and Other Reserves - Additional Information (Details)																		1 Months Ended			12 Months Ended			14 Months Ended
	Oct. 17, 2019 shares	Oct. 04, 2019 EUR (€) shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Nov. 05, 2018 EUR (€) shares	Nov. 05, 2018 USD ($) shares	Apr. 03, 2018 EUR (€)	Feb. 16, 2018 Beneficiary_Certificate	Dec. 29, 2017 USD ($) shares	Dec. 15, 2017 USD ($)	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Jan. 17, 2014 EUR (€) shares	Dec. 19, 2013 EUR (€) shares	Nov. 13, 2012 EUR (€) shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2019 EUR (€) Beneficiary_Certificate € / shares shares	Dec. 31, 2018 EUR (€) Beneficiary_Certificate € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) Beneficiary_Certificate € / shares shares	Dec. 31, 2019 USD ($) Beneficiary_Certificate shares	Mar. 07, 2018 shares	Jan. 01, 2018 shares	Dec. 15, 2017 EUR (€) shares	Nov. 20, 2013 shares
Disclosure Of Classes Of Share Capital [Line Items]
Authorized and subscribed shares																					403,032,520	403,032,520	403,001,760	403,032,520	403,032,520
Authorized and subscribed shares, par value | € / shares																					€ 0.000625	€ 0.000625	€ 0.000625	€ 0.000625
Ordinary shares issued	1,991,627	1,600,000							1,754,960								4,204,120	9,431,960									9,431,960	4,800,000	8,233,160
Gross proceeds from issuance of ordinary shares | €																	€ 79,000,000
Transaction costs incurred | €																	€ 3,000,000
Contingent options recognized as derivative liability | €																			€ 31,000,000	€ 39,000,000
Number of warrants exercised		1,600,000
Number of warrants effectively net settled	3,520,000
Proceeds from exercise of warrants | €		€ 74,000,000																			€ 74,000,000	€ 0	€ 0
Long term investments | €																					€ 1,497,000,000	€ 1,646,000,000		€ 1,497,000,000
Convertible notes exchanged principal amount | $									$ 110,000,000	$ 301,000,000								$ 628,000,000
Number of beneficiary certificates issued per share | Beneficiary_Certificate								10
Convertible notes | €							€ 1,100,000,000
Ordinary shares authorized to be repurchased					10,000,000	10,000,000
Number of ordinary shares repurchased																					3,679,156	6,427,271
Share repurchase program expiry date					Apr. 21, 2021	Apr. 21, 2021																Apr. 21, 2021
Warrants expiry date			Jul. 01, 2022
Dividends recognised as distributions to owners | €																					€ 0
Number of treasury shares reissued																					3,557,405	3,382,312
Number of ordinary shares held as treasury shares																					3,166,710	3,044,959		3,166,710	3,166,710
Number of beneficiary certificates held by founders | Beneficiary_Certificate																					378,201,910	364,785,640		378,201,910	378,201,910
November 5, 2018 Program
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares repurchased																								4,366,427
Approved share repurchase amount | €																								€ 510,000,000
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized to be repurchased					10,000,000	10,000,000
Approved share repurchase amount					€ 1,000,000,000	$ 1,000,000,000
Spotify Netherlands B.V.
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued																										5,740,000
Certain Members of Key Management
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	1,991,627	1,600,000
Proceeds from warrants issued | €			€ 15,000,000										€ 27,000,000
Number of ordinary shares that can be acquired from warrants issued			800,000										5,120,000
Exercise price of each warrant | $ / shares				$ 190.09										$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance			130.00%										120.00%
Number of warrants exercised		1,600,000
Number of warrants effectively net settled	3,520,000
Proceeds from exercise of warrants | €		€ 74,000,000
Warrants expiry date			Jul. 01, 2022
Employee and Member of Management of Group
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from warrants issued | €			€ 15,000,000								€ 9,000,000
Number of ordinary shares that can be acquired from warrants issued			800,000								1,600,000
Exercise price of each warrant | $ / shares				$ 190.09								$ 89.73
Exercise price of each warrant to fair market value of ordinary shares on date of issuance			130.00%								130.00%
Warrants expiry																					2020-07
Warrants expiry date																					Jul. 01, 2022
TME
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued																												8,552,440
Long term investments | €																					€ 1,481,000,000	€ 1,630,000,000	€ 910,000,000	€ 1,481,000,000				€ 910,000,000
Transfer restrictions period																					3 years
First Closing
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued																5,584,160
Gross proceeds from issuance of ordinary shares | €																€ 123,000,000
Transaction costs incurred | €																€ 2,000,000
Second Closing
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued															2,649,000
Gross proceeds from issuance of ordinary shares | €															€ 58,000,000
April 17, June 9, and July 15, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued																					9,484,880			9,484,880	9,484,880
Gross proceeds from issuance of ordinary shares | €																					€ 479,000,000
Transaction costs incurred | €																					5,000,000
Contingent options recognized as derivative liability | €																					€ 87,000,000
December 15 and 29, 2017 | Convertible Notes
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued																					6,554,960			6,554,960	6,554,960
Debt principal amount | $																									$ 411,000,000
Accrued interest | $																									$ 37,000,000
Number of Ordinary Shares Outstanding
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid																					187,492,667	183,901,040	167,258,400	187,492,667	187,492,667
Number of ordinary shares repurchased																					3,679,156	6,427,271
Other Paid in Capital | December 15 and 29, 2017 | Convertible Notes
Disclosure Of Classes Of Share Capital [Line Items]
Convertible notes | €																					€ 1,100,000,000